Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 348,779,269	$ 381,231,576
Creditors for Purchase to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	24,406,126	60,142,118
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	25,366,665	29,090,423
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	241,924,478	257,970,202
Creditors for Purchase of Foreign Currency to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	20,047,542	5,937,596
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	5,228,217	1,680,017
Sundry Items Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	2,214,410	2,280,492
Sundry Items not Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	10,989,606	14,711,091
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	702,749	669,247
Cash or equivalents for purchases or cash sales to be settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	23,685	196,433
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	7,675,499	8,535,060
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 10,200,292	$ 18,897